Property, plant and equipment, net - Depreciation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Property, plant and equipment, net
Depreciation expense	¥ 43,301	$ 6,831	¥ 44,469	¥ 44,828
Cost of revenues
Property, plant and equipment, net
Depreciation expense	28,615	4,514	28,574	28,980
Research and development
Property, plant and equipment, net
Depreciation expense	1,935	305	1,893	1,866
Sales and marketing
Property, plant and equipment, net
Depreciation expense	2,693	425	2,810	2,742
General and administrative
Property, plant and equipment, net
Depreciation expense	¥ 10,058	$ 1,587	¥ 11,192	¥ 11,240